Average Annual Total Returns (Invesco V.I. S&P 500 Index Fund)	12 Months Ended
May 02, 2011
S&P 500 Index
Average Annual Total Returns
Label	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
1 Year	15.08%
5 Years	2.29%
10 Years	1.42%
Lipper VUF S&P 500 Index
Average Annual Total Returns
Label	Lipper VUF S&P 500 Index
1 Year	14.71%
5 Years	2.01%
10 Years	1.13%
Series II shares, Invesco V.I. S&P 500 Index Fund
Average Annual Total Returns
Label	Series II: Inception (06/05/00)
Inception Date	Jun. 05, 2000
1 Year	14.58%
5 Years	1.86%
10 Years	0.86%